Long-term debt - Terms of Revolving Credit Facility (Details) - Revolving Credit Facilities [Member] - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Long-term Debt [Line Items]
Total facility amount	$ 2,100,000	$ 2,100,000
Amount drawn	(1,555,215)	(1,539,225)
Letters of credit outstanding	(23,210)	(10,230)
Unutilized capacity	$ 521,575	$ 550,545